UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/08/2003
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 440,469,000

							      			 	FORM 13F INFORMATION TABLE
							       			VALUE	SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			   	    Title of Class	CUSIP	       (x$1000) PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------------------       ---------------- -------------- ---------	----------     ----

Allegheny Energy Inc				COM		017361106	18,168 	2,150,000 	x	 		2,150,000
Edison International 				COM		281020107	98,744 	6,010,000 	x	 		6,010,000
EIX Jan 17.50 Call Exp. 1/17/04			CALL		281020907	203 	1,500 		x	 		1,500
EIX Jul 17.50 Call Exp. 7/19/03			CALL		281020907	167 	11,155 		x	 		11,155
Inamed Corp					COM		453235103	75,666 	1,419,359 	x	 		1,419,359
Kindred Healthcare				COM		494580103	44,013 	2,475,428 	x	 		2,475,428
Kindred Hlthcare Wts. A $30.00 4/20/06 		WT A EX 042006	494580111	0 	720,398 	x	 		720,398
Kindred Hlthcare Wts. B $33.33 4/20/06		WT A EX 042006	494580129	0 	1,800,996 	x	 		1,800,996
Kmart Holding Corp				COM		498780105	22,942 	850,000 	x	 		850,000
NTL Inc.					COM		62940M104	119,954 3,700,000 	x	 		3,700,000
NTL Inc. Ser A Wts $309.88 01/14/08		*W EXP 01/13/20162940M138	323 	323,322 	x	 		323,322
PG&E Corp 					COM		69331C108	48,645 	2,300,000 	x	 		2,300,000
Reliant Resources Inc.				COM		75952B105	40,652 	6,631,600 	x	 		6,631,600


